UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
 (Exact name of registrant as specified in charter)

1830 Main Street
Suite 204
Weston, FL 33326
(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2007

Date of reporting period: May 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2007 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

ANNUAL REPORT 2007

May 31, 2007

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2007.

Once again, the CRA Qualified Investment Fund demonstrated outstanding asset growth, consistent financial performance, and most importantly, continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $2.0 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND	1

TABLE OF CONTENTS

Manager’s Discussion & Analysis	2

Fund Profile	4

Expenses	5

Schedule of Investments	6

Statement of Assets and Liabilities	20

Statement of Operations	21

Statement of Changes in Net Assets	22

Financial Highlights	24

Notes to Financial Statements	25

Report of Independent Registered Public Accounting Firm	32

Notice to Shareholders	33

Trustees and Officers	33

Approval of Advisory Agreement	36

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

MANAGER’S DISCUSSION & ANALYSIS

In calendar year 2006, the economy — as measured by U.S. gross domestic product (“GDP”) — grew by 3.30%. However, in the first quarter of 2007, GDP declined to a 0.70% annualized growth rate. Inflation, as measured by the core consumer price index, rose 2.20% in May 2007 from a year earlier while the unemployment rate fell slightly to 4.50% from 4.60%. Partly due to the mixed economic data, the Federal Reserve has maintained the Federal Funds rate at 5.25% since June 2006, after 17 consecutive one-quarter point increases.

In spite of the Federal Reserve’s movements, interest rates declined across the Treasury yield curve with the 10-year benchmark yielding 4.89% by fiscal year end compared to 5.12% on May 31, 2006. The overall yield curve inverted during the period as the spread differential between two-year and ten-year treasuries went from plus nine basis points (+0.09%) to negative two basis points (-0.02%). Corporate and mortgage spreads continued to narrow as well during the year.

Weakness in the housing market coupled with rising interest rates on adjustable rate mortgages and relaxed underwriting standards for subprime borrowers caused significant headline risk in the mortgage-backed security market. Community Capital Management, Inc. (“CCM”) has no exposure to subprime loans or adjustable rate mortgage-backed securities given our rigid screening methodology. In addition to screening borrower income to ensure it is consistent with the loan balance amount, CCM also ensures that all of the originators we work with to create mortgage-backed securities on behalf of the Community Reinvestment Act Qualified Investment Fund (“the Fund”) have anti-predatory lending practices in place.

For the twelve-month period ending May 31, 2007, the Fund’s CRA Share Class had a total return of 5.83%. For the same period the Fund’s benchmark, the Lehman Brothers U.S. Aggregate Index, had a total return of 6.66%.* Given its CRA mandate, the Fund does not have any exposure to corporate bonds which were the leading performer during the fiscal year, as measured by the Lehman Brothers Aggregate Corporate Bond Sub-Index.

CCM continues to manage the duration of the Fund in a narrow (10%-20%) band around that of the Lehman Brothers U.S. Aggregate Index. At the end of May, duration was 5.09 years versus the Index’s duration of 4.67 years.

*As of June 30, 2007, the average annual total returns for the Fund’s CRA Shares for 1-year, 5-year, 7-year and since inception (August 30, 1999) were, respectively, 5.33%, 3.89%, 5.31% and 5.06%. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 866-202-3573 or visit our website at www.ccmfixedincome.com.

Expense ratios, as of March 1, 2007, are 0.96%, 0.61% and 0.96% for CRA Shares, Institutional Shares and Retails Shares, respectively. This information is included in the most current prospectus available to current and prospective shareholders of the Fund. The Advisor has contractually agreed to waive fees and reimburse expenses (see prospectus) until May 31, 2008 so that total annual Fund operating expenses (excluding aquired fund fees are expenses) will not exceed 1.00% of the Fund’s average daily net assets attributable to CRA, Institutional or Retail Shares. The Advisor may not recoup waived fees and reimbursed expenses.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

Carefully consider the risks, investment objectives, and charges and expenses of the Fund before investing. This and other information can be found in the Fund’s prospectus which can be obtained by calling 866-202-3573. Please read the prospectus carefully before investing.

3

	One Year Ended May 31, 2007	Five Years Ended May 31, 2007	August 30, 1999 through May 31, 2007
Annual Total Returns
The Community Reinvestment Act Qualified Investment Fund— CRA Shares	5.83%	4.18%	5.16%
The Community Reinvestment Act Qualified Investment Fund— Institutional Shares	n/a	n/a	(0.54	)%*
The Community Reinvestment Act Qualified Investment Fund— Retail Shares	n/a	n/a	(0.61	)%*
Lehman Brothers U.S. Aggregate Index	6.66%	4.73%	6.11%

* Class commenced operations on March 2, 2007. Return shown is the cumulative return since inception.

The above illustration compares a $250,000 investment made in the Fund to a broad based index, the Lehman Brothers U.S. Aggregate Index (the “U.S. Aggregate Index”) since 08/30/99 (inception date). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance can not guarantee future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†
The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2007 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

††
The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2007 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile May 31, 2007 (Unaudited)

Top Ten Holdings*
(% of Net Assets)
GNMA Multi Family Pool 2006-63 A, 4.26%, 02/16/2032	2.99%
GNMA Multi Family Pool 2007-12 A, 3.96%, 06/16/2031	2.84%
GNMA Multi Family Pool 2005-59 B, 4.82%, 10/16/2029	1.98%
Maryland Community Development Administration, 6.07%, 09/01/2037	1.67%
GNMA Multi Family Pool 2007-34 A, 4.27%, 01/16/2011	1.30%
GNMA Multi Family Pool 2006-51 A, 4.25%, 10/16/2030	1.29%
Virginia Housing Development Authority, 5.50%, 06/25/2034	1.27%
CRF Affordable Housing, 5.50%, 04/25/2035	1.05%
Charlotte County Florida Housing Finance, 5.01%, 07/01/2037	0.93%
Texas Department of Housing & Community Affairs, 7.01%, 09/01/2026	0.91%
16.23%
Asset Allocation (% of Net Assets)

Corporate Bond	0.05%
FGLMC Single Family	13.45%
FHA Project Loan	1.00%
FNMA Multi Family	14.96%
FNMA Single Family	13.41%
GNMA Multi Family	21.86%
GNMA Single Family	0.01%
HUD	0.02%
SBA	1.45%
Municipal Bonds	32.48%
Miscellaneous Investments	1.18%
Short Term Investments	2.49%
Liabilities in Excess of Other Assets	(2.36)%
100.00%

* Excludes Short-Term Investments

5

Expenses May 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2006 and held for the six-month period ended May 31, 2007, unless indicated otherwise.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

		Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period* December 1, 2006 Through May 31, 2007
Actual	CRA Shares	$1,000.00	$1,002.80	$4.74
	Institutional Shares	1,000.00	994.60	1.72
	Retail Shares	1,000.00	993.90	2.73

Hypothetical	CRA Shares	$1,000.00	$1,020.19	$4.78
(5% return	Institutional Shares	1,000.00	1,021.79	3.18
before expenses)	Retail Shares	1,000.00	1,019.95	5.04

*Expenses are equal to the annualized expense ratios of 0.95%, 0.63% and 1.00% for CRA Shares, Institutional Shares and Retail Shares, respectively, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days for CRA Shares (to reflect the one-half year period) and 90 days/365 days for Institutional and Retail Shares (to reflect the period since commencement of operations). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.28% for the fiscal period of December 1, 2006 to May 31, 2007 for CRA Shares and (0.54%) and (0.61%) for Institutional Shares and Retail Shares, respectively, for the period since commencement of operations.

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments May 31, 2007

	Principal
	Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$367,787
TOTAL CORPORATE BOND (Cost $370,000)		367,787

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 66.16%

FGLMC Single Family - 13.45%
Pool A34544, 5.00%, 04/01/2035	2,891,978	2,756,711
Pool A38831, 5.00%, 04/01/2035	1,684,688	1,605,890
Pool A45069, 5.00%, 05/01/2035	863,209	822,834
Pool A45529, 5.00%, 06/01/2035	3,413,306	3,253,654
Pool A46125, 5.00%, 07/01/2035	3,475,912	3,313,332
Pool B31700, 5.00%, 07/01/2035	593,701	565,932
Pool A46739, 5.00%, 08/01/2035	1,136,424	1,083,269
Pool A47419, 5.00%, 10/01/2035	1,182,058	1,126,769
Pool A47548, 5.00%, 11/01/2035	1,997,476	1,904,048
Pool A40763, 5.00%, 12/01/2035	837,593	798,416
Pool A42100, 5.00%, 01/01/2036	1,013,285	965,891
Pool C72447, 5.50%, 10/01/2032	531,640	520,541
Pool C72677, 5.50%, 11/01/2032	728,804	713,589
Pool C74225, 5.50%, 11/01/2032	717,939	702,951
Pool C75088, 5.50%, 12/01/2032	590,659	578,328
Pool A15506, 5.50%, 10/01/2033	1,385,723	1,356,875
Pool A19043, 5.50%, 02/01/2034	1,808,570	1,769,881
Pool A26091, 5.50%, 08/01/2034	3,014,259	2,949,778
Pool A28167, 5.50%, 10/01/2034	1,533,563	1,500,757
Pool A30452, 5.50%, 12/01/2034	1,471,430	1,439,953
Pool A33163, 5.50%, 01/01/2035	1,483,935	1,450,904
Pool A34530, 5.50%, 04/01/2035	1,366,884	1,336,459
Pool A45404, 5.50%, 06/01/2035	1,379,305	1,348,602
Pool A46469, 5.50%, 07/01/2035	910,961	890,684
Pool A37281, 5.50%, 08/01/2035	630,897	616,854
Pool A37325, 5.50%, 08/01/2035	1,100,964	1,076,457
Pool A46750, 5.50%, 08/01/2035	1,531,419	1,497,331
Pool A46861, 5.50%, 09/01/2035	1,127,741	1,103,617
Pool A38484, 5.50%, 10/01/2035	1,281,107	1,252,590
Pool A47421, 5.50%, 10/01/2035	1,412,352	1,380,914
Pool A40186, 5.50%, 11/01/2035	1,055,202	1,031,714
Pool A47557, 5.50%, 11/01/2035	1,222,638	1,195,423
Pool A40764, 5.50%, 12/01/2035	1,602,919	1,567,239
Pool A42101, 5.50%, 01/01/2036	2,805,925	2,743,468
Pool A43744, 5.50%, 03/01/2036	1,055,370	1,030,946
Pool A44641, 5.50%, 04/01/2036	1,395,895	1,363,590
Pool A56707, 5.50%, 01/01/2037	1,083,147	1,057,563
Pool A57436, 5.50%, 01/01/2037	1,323,892	1,293,253
Pool A58653, 5.50%, 03/01/2037	2,638,801	2,577,733
Pool A59858, 5.50%, 04/01/2037	1,021,772	997,637
Pool A60749, 5.50%, 05/01/2037	1,461,402	1,426,883
Pool B31165, 6.00%, 12/01/2031	209,760	211,048
Pool C61762, 6.00%, 12/01/2031	114,658	115,362
Pool C70994, 6.00%, 09/01/2032	279,495	281,051
Pool C72004, 6.00%, 09/01/2032	409,538	411,818
Pool C74224, 6.00%, 11/01/2032	293,858	295,494

The accompanying notes are an integral part of the financial statements.

7

	Principal Amount	Value
Pool C74648, 6.00%, 11/01/2032	$390,758	$392,933
Pool C74651, 6.00%, 11/01/2032	48,929	49,201
Pool C75089, 6.00%, 12/01/2032	318,694	320,468
Pool C76059, 6.00%, 01/01/2033	539,707	542,711
Pool C77393, 6.00%, 02/01/2033	247,098	248,230
Pool A15513, 6.00%, 10/01/2033	278,443	279,720
Pool A26090, 6.00%, 08/01/2034	686,513	688,158
Pool A40185, 6.00%, 11/01/2035	455,994	456,127
Pool A40766, 6.00%, 12/01/2035	846,809	847,055
Pool A42102, 6.00%, 01/01/2036	630,806	630,989
Pool A42806, 6.00%, 02/01/2036	2,704,088	2,704,876
Pool A43728, 6.00%, 03/01/2036	1,356,484	1,356,364
Pool A43745, 6.00%, 03/01/2036	2,583,343	2,584,095
Pool A44642, 6.00%, 04/01/2036	2,432,052	2,432,760
Pool A49014, 6.00%, 05/01/2036	3,357,714	3,357,418
Pool A49847, 6.00%, 06/01/2036	3,221,153	3,220,869
Pool A50702, 6.00%, 07/01/2036	1,091,676	1,091,580
Pool A52235, 6.00%, 09/01/2036	996,311	996,224
Pool A52901, 6.00%, 09/01/2036	1,278,160	1,278,047
Pool A53439, 6.00%, 10/01/2036	1,169,908	1,169,805
Pool A54312, 6.00%, 11/01/2036	1,490,923	1,491,357
Pool A55852, 6.00%, 12/01/2036	1,510,315	1,510,181
Pool A56709, 6.00%, 01/01/2037	1,128,784	1,128,685
Pool A57261, 6.00%, 02/01/2037	1,104,577	1,104,172
Pool A60055, 6.00%, 04/01/2037	1,114,272	1,113,864
Pool C38992, 6.50%, 12/01/2029	375,237	385,486
Pool C50755, 6.50%, 03/01/2031	107,393	110,188
Pool C54246, 6.50%, 07/01/2031	68,312	70,089
Pool C58863, 6.50%, 09/01/2031	84,135	86,351
Pool C59148, 6.50%, 10/01/2031	91,048	93,417
Pool B31166, 6.50%, 12/01/2031	68,280	70,057
Pool C61764, 6.50%, 12/01/2031	181,364	186,083
Pool C63392, 6.50%, 01/01/2032	71,058	72,867
Pool C64625, 6.50%, 02/01/2032	190,207	195,049
Pool C65420, 6.50%, 03/01/2032	246,042	252,306
Pool C66762, 6.50%, 05/01/2032	137,264	140,758
Pool C66763, 6.50%, 05/01/2032	493,418	505,979
Pool C66830, 6.50%, 05/01/2032	127,041	130,275
Pool C68518, 6.50%, 06/01/2032	215,794	221,287
Pool C72446, 6.50%, 08/01/2032	366,414	375,741
Pool A49963, 6.50%, 06/01/2036	671,407	682,162
Pool A50703, 6.50%, 07/01/2036	2,051,632	2,084,495
Pool A51486, 6.50%, 08/01/2036	1,422,742	1,445,531
Pool A52237, 6.50%, 08/01/2036	1,012,490	1,028,707
Pool A52899, 6.50%, 09/01/2036	910,633	925,219
Pool A53441, 6.50%, 10/01/2036	1,147,730	1,166,114
Pool C41299, 7.50%, 08/01/2030	96,712	101,103
		100,609,186

FHA Project Loan - 1.00%
FHA Project Loan
023--98141, 6.00%, 05/01/2047 (a)	3,239,590	3,276,845
034--35271, 6.95%, 11/01/2025 (a)	410,723	423,702
034--35272, 6.95%, 11/01/2025 (a)	407,072	419,935
Reilly, 130, 7.43%, 08/25/2021 (a)	1,678,907	1,703,084
WM 2002--1, 7.43%, 08/01/2019 (a)	1,633,621	1,657,145
		7,480,711

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
FNMA Multi Family - 14.96%
Pool 386380, 4.21%, 07/01/2013	$472,441	$444,485
Pool 386925, 4.36%, 04/01/2014	1,612,848	1,520,179
Pool 387459, 4.48%, 06/01/2011	857,043	836,992
Pool 386084, 4.56%, 01/01/2012	121,329	118,471
Pool 386219, 4.60%, 06/01/2013	1,650,522	1,583,265
Pool 386947, 4.62%, 11/01/2014	1,928,916	1,837,346
Pool 386602, 4.66%, 10/01/2013	2,855,009	2,741,142
Pool 386432, 4.75%, 08/01/2013	1,112,499	1,077,302
Pool 387425, 4.76%, 06/01/2015	5,840,839	5,593,206
Pool 386862, 4.78%, 05/01/2014	1,914,530	1,854,662
Pool 387286, 4.78%, 03/01/2015	4,474,155	4,293,603
Pool 387240, 4.79%, 03/01/2013	678,960	659,202
Pool 387159, 4.83%, 12/01/2014	484,671	466,958
Pool 387284, 4.84%, 03/01/2015	969,850	937,806
Pool 387273, 4.89%, 02/01/2015	289,616	281,015
Pool 386968, 4.92%, 05/01/2014	3,563,294	3,458,058
Pool 387202, 4.98%, 12/01/2014	4,890,078	4,755,257
Pool 387560, 4.98%, 09/01/2015	3,384,376	3,294,782
Pool 387109, 5.02%, 09/01/2014	1,089,157	1,059,792
Pool 387517, 5.02%, 08/01/2020	1,955,384	1,880,608
Pool 386980, 5.04%, 06/01/2014	1,249,984	1,218,615
Pool 873236, 5.09%, 02/01/2016	984,215	960,768
Pool 386106, 5.10%, 10/01/2018	257,253	245,747
Pool 387433, 5.11%, 06/01/2023	975,843	926,723
Pool 387289, 5.12%, 07/01/2029	2,697,859	2,563,143
Pool 387438, 5.18%, 06/01/2020	243,928	234,459
Pool 386104, 5.19%, 04/01/2021	377,489	361,583
Pool 387215, 5.19%, 01/01/2023	516,314	489,004
Pool 387216, 5.19%, 01/01/2023	593,147	561,001
Pool 387446, 5.22%, 06/01/2020	3,893,670	3,785,031
Pool 874244, 5.23%, 12/01/2020	1,094,848	1,078,665
Pool 385993, 5.23%, 04/01/2021	949,604	928,652
Pool 386892, 5.23%, 04/01/2022	556,725	535,653
Pool 387452, 5.25%, 06/01/2035	781,162	757,151
Pool 874253, 5.29%, 08/01/2017	1,637,776	1,619,588
Pool 873414, 5.29%, 02/01/2024	1,771,927	1,741,231
Pool 387349, 5.31%, 04/01/2020	2,239,299	2,184,554
Pool 387312, 5.33%, 04/01/2035	2,922,531	2,843,443
Pool 874082, 5.35%, 06/01/2018	1,990,412	1,971,246
Pool 873470, 5.42%, 03/01/2016	2,052,847	2,046,035
Pool 387399, 5.46%, 08/01/2020	295,023	293,797
Pool 387158, 5.48%, 11/01/2022	972,365	950,205
Pool 874487, 5.52%, 05/01/2025	4,750,000	4,679,794
Pool 873550, 5.55%, 04/01/2024	1,727,916	1,737,441
Pool 874136, 5.57%, 12/01/2016	248,803	249,569
Pool 874521, 5.61%, 04/01/2024	1,623,601	1,613,354
Pool 386969, 5.70%, 05/01/2009 (a)	340,388	339,639
Pool 387708, 5.70%, 11/01/2015	753,914	764,438
Pool 874262, 5.75%, 01/01/2017	780,996	787,379
Pool 873766, 5.79%, 07/01/2024	1,090,743	1,120,076
Pool 386464, 5.88%, 08/01/2021	1,061,018	1,067,769
Pool 873731, 5.88%, 07/01/2023	2,425,400	2,510,327
Pool 873830, 5.94%, 07/01/2024	4,953,150	5,151,667
Pool 387005, 5.95%, 06/01/2022	734,126	743,509
Pool 873642, 5.99%, 05/01/2024	677,893	708,042
Pool 873705, 6.03%, 06/01/2016	1,487,082	1,515,682
Pool 873706, 6.04%, 06/01/2016	6,146,726	6,267,364

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool 873679, 6.10%, 06/01/2024	$1,325,578	$1,399,006
Pool 385327, 6.16%, 08/01/2017	473,322	484,306
Pool 385229, 6.33%, 09/01/2017	2,238,952	2,373,163
Pool 383486, 6.33%, 04/01/2019	606,410	622,711
Pool 384990, 6.57%, 04/01/2020	189,379	195,149
Pool 384719, 6.59%, 02/01/2017	1,423,226	1,499,785
Pool 383604, 6.65%, 05/01/2016	651,383	677,631
Pool 383145, 6.85%, 02/01/2019	1,997,543	2,103,398
Pool 385051, 6.89%, 05/01/2020	2,284,938	2,430,859
Pool 385052, 6.89%, 05/01/2020	730,332	777,045
Pool 386046, 7.22%, 04/01/2021	2,788,491	3,048,660
		111,858,188

FNMA Single Family - 13.41%
Pool TBA, 5.50%, 06/12/2037	3,900,000	3,807,375
Pool TBA, 6.00%, 06/01/2037	2,151,275	2,148,586
Pool 670266, 5.00%, 01/01/2018	397,733	389,021
Pool 776854, 5.00%, 11/01/2034	910,855	868,924
Pool 783885, 5.00%, 12/01/2034	1,137,616	1,085,246
Pool 809308, 5.00%, 01/01/2035	1,063,131	1,014,191
Pool 808194, 5.00%, 03/01/2035	1,244,727	1,186,607
Pool 832752, 5.00%, 08/01/2035	1,241,227	1,183,270
Pool 820333, 5.00%, 09/01/2035	1,617,105	1,541,598
Pool 829353, 5.00%, 10/01/2035	1,349,037	1,286,047
Pool 868751, 5.00%, 04/01/2036	1,672,104	1,592,326
Pool 914311, 5.00%, 02/01/2037	1,000,830	952,482
Pool 677877, 5.50%, 11/01/2032	352,296	344,970
Pool 674879, 5.50%, 01/01/2033	209,074	204,726
Pool 696281, 5.50%, 02/01/2033	164,293	160,877
Pool 720036, 5.50%, 07/01/2033	496,237	485,886
Pool 776709, 5.50%, 05/01/2034	860,974	842,528
Pool 779567, 5.50%, 05/01/2034	413,572	404,711
Pool 783927, 5.50%, 10/01/2034	2,462,087	2,409,339
Pool 796896, 5.50%, 10/01/2034	1,805,360	1,766,682
Pool 783891, 5.50%, 12/01/2034	3,465,426	3,391,182
Pool 809305, 5.50%, 01/01/2035	740,044	724,189
Pool 809306, 5.50%, 01/01/2035	806,331	789,056
Pool 809307, 5.50%, 01/01/2035	1,824,983	1,785,884
Pool 809309, 5.50%, 01/01/2035	2,500,949	2,447,367
Pool 808195, 5.50%, 02/01/2035	742,435	726,529
Pool 808212, 5.50%, 02/01/2035	1,165,614	1,140,642
Pool 814622, 5.50%, 02/01/2035	3,337,346	3,263,183
Pool 815003, 5.50%, 03/01/2035	1,546,668	1,512,298
Pool 833181, 5.50%, 09/01/2035	881,852	862,256
Pool 865616, 5.50%, 02/01/2036	1,612,271	1,574,955
Pool 906001, 5.50%, 12/01/2036	2,922,836	2,855,187
Pool 907767, 5.50%, 12/01/2036	1,356,388	1,324,994
Pool 906297, 5.50%, 01/01/2037	2,914,801	2,847,338
Pool 910418, 5.50%, 01/01/2037	1,019,999	996,391
Pool 910343, 5.50%, 02/01/2037	2,161,573	2,110,515
Pool 918816, 5.50%, 02/01/2037	1,012,297	988,867
Pool 915093, 5.50%, 04/01/2037	1,621,269	1,582,973
Pool 918823, 5.50%, 04/01/2037	1,188,860	1,160,778
Pool 614014, 6.00%, 11/01/2031	149,358	150,184
Pool 614022, 6.00%, 11/01/2031	90,499	91,000
Pool 624093, 6.00%, 02/01/2032	252,284	253,680
Pool 624108, 6.00%, 03/01/2032	299,929	301,416
Pool 783736, 6.00%, 07/01/2034	928,371	930,023

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 794353, 6.00%, 08/01/2034	$920,513	$922,151
Pool 796897, 6.00%, 09/01/2034	902,942	904,549
Pool 783925, 6.00%, 10/01/2034	594,176	595,233
Pool 783870, 6.00%, 11/01/2034	959,430	961,138
Pool 809310, 6.00%, 01/01/2035	848,104	849,613
Pool 852752, 6.00%, 01/01/2036	144,488	144,381
Pool 865614, 6.00%, 02/01/2036	1,957,144	1,956,357
Pool 866068, 6.00%, 02/01/2036	1,344,760	1,343,765
Pool 868753, 6.00%, 03/01/2036	1,595,670	1,594,489
Pool 868754, 6.00%, 03/01/2036	1,356,841	1,355,837
Pool 886135, 6.00%, 07/01/2036	3,175,483	3,173,133
Pool 900648, 6.00%, 07/01/2036	1,277,175	1,276,230
Pool 886642, 6.00%, 08/01/2036	2,418,414	2,416,624
Pool 900105, 6.00%, 08/01/2036	1,221,212	1,220,308
Pool 900241, 6.00%, 08/01/2036	1,171,792	1,170,925
Pool 901392, 6.00%, 09/01/2036	1,205,856	1,204,963
Pool 903485, 6.00%, 10/01/2036	1,099,456	1,098,643
Pool 906002, 6.00%, 12/01/2036	1,866,731	1,865,349
Pool 907769, 6.00%, 12/01/2036	1,780,689	1,779,371
Pool 910417, 6.00%, 12/01/2036	1,423,640	1,422,587
Pool 922596, 6.00%, 12/01/2036	1,232,406	1,231,494
Pool 906298, 6.00%, 01/01/2037	1,327,791	1,326,808
Pool 910114, 6.00%, 01/01/2037	1,062,592	1,061,805
Pool 910344, 6.00%, 02/01/2037	1,064,286	1,063,231
Pool 914334, 6.00%, 03/01/2037	1,353,057	1,351,715
Pool 918822, 6.00%, 04/01/2037	1,107,933	1,107,114
Pool 624109, 6.50%, 03/01/2032	197,031	201,964
Pool 641885, 6.50%, 03/01/2032	179,909	184,413
Pool 886136, 6.50%, 07/01/2036	1,012,980	1,028,950
Pool 886808, 6.50%, 07/01/2036	946,572	961,495
Pool 900106, 6.50%, 08/01/2036	1,110,082	1,127,584
Pool 900242, 6.50%, 08/01/2036	1,253,722	1,273,488
Pool 900649, 6.50%, 09/01/2036	2,153,287	2,187,235
Pool 901391, 6.50%, 09/01/2036	1,423,830	1,446,278
		100,295,499
GNMA Multi Family - 21.86%
Pool 2006-39 A, 3.77%, 06/16/2025	5,159,880	4,976,931
Pool 2004-103 A, 3.88%, 12/16/2019	327,380	320,252
Pool 2006-68 A, 3.89%, 07/16/2026	4,793,529	4,630,105
Pool 2006-8 A, 3.94%, 08/16/2025	3,088,619	3,009,933
Pool 2007-12 A, 3.96%, 06/16/2031	22,064,261	21,207,112
Pool 2005-79 A, 4.00%, 10/16/2033	3,507,110	3,411,857
Pool 2006-66 A, 4.09%, 08/16/2030	4,949,205	4,800,831
Pool 2006-9 A, 4.20%, 08/16/2026	3,679,500	3,580,903
Pool 2006-3 A, 4.21%, 01/16/2028	6,040,164	5,883,737
Pool 2006-51 A, 4.25%, 10/16/2030	9,953,597	9,667,685
Pool 2006-63 A, 4.26%, 02/16/2032	23,045,018	22,343,675
Pool 2007-34 A, 4.27%, 01/16/2011 (a)	10,000,000	9,750,000
Pool 2007-13 A, 4.32%, 11/16/2029	3,635,032	3,537,139
Pool 2005-59 A, 4.39%, 05/16/2023	2,849,440	2,798,025
Pool 2005-87 A, 4.45%, 03/16/2025	4,479,367	4,386,443
Pool 2005-10 C, 4.67%, 08/16/2029	1,000,000	956,549
Pool 2005-34 B, 4.74%, 04/16/2029 (b)	4,800,000	4,680,219
Pool 2005-59 B, 4.82%, 10/16/2029 (b)	15,200,000	14,795,560
Pool 2005-79 C, 4.95%, 12/16/2045 (b)	700,000	675,559
Pool 2006-32 A, 5.08%, 01/16/2030	3,514,151	3,477,227
Pool 2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	1,975,233

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool 2006-39 B, 5.22%, 08/16/2028 (b)	$2,000,000	$1,971,856
Pool 6521-31, 5.30%, 06/15/2023	2,155,163	2,133,692
Pool 642165, 5.47%, 10/15/2035	1,791,039	1,780,470
Pool 634979, 5.50%, 01/15/2036	456,652	454,744
Pool 643790, 5.55%, 06/15/2027	337,893	335,761
Pool 629318, 5.55%, 03/15/2046	595,405	598,792
Pool 645747, 6.00%, 09/15/2032	653,147	667,712
Pool 637911, 6.00%, 07/15/2035	452,006	462,062
Pool 639306, 6.00%, 01/15/2036	1,188,828	1,220,934
Pool 649793, 6.05%, 08/15/2036	4,760,325	4,890,369
Pool 636413, 6.25%, 04/15/2036	1,267,422	1,317,657
Pool 652073, 6.25%, 06/15/2036	361,265	381,658
Pool 645787, 6.25%, 08/15/2036	264,983	275,831
Pool 608330, 6.25%, 04/15/2048	2,990,200	3,080,872
Pool 572704, 6.35%, 01/15/2032	801,375	807,745
Pool 608326, 6.50%, 10/15/2033	1,146,327	1,212,546
Pool 654736, 6.50%, 11/15/2036	1,638,073	1,734,868
Pool 536576, 6.75%, 09/15/2036	1,573,521	1,596,261
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,069,314
Pool 583872, 7.00%, 05/15/2032	813,710	846,040
Pool 586120, 7.00%, 09/15/2032	764,235	802,640
Pool 583902, 7.25%, 07/15/2030	445,468	469,882
Pool 591450, 7.50%, 07/15/2032	910,517	971,255
Pool TBA, 5.65%, 06/29/2042 (a)	2,449,800	2,480,667
		163,428,603
GNMA Single Family - 0.01%
Pool 582048, 6.50%, 01/15/2032	44,407	45,646
Pool 530199, 7.00%, 03/20/2031	65,164	67,896
		113,542

HUD - 0.02%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	140,000	140,408

SBA - 1.45%
Small Business Association
Pool 507253, 5.50%, 05/25/2030 (b)	2,704,348	2,687,051
Pool 507932, 5.58%, 04/25/2026 (b)	763,070	760,228
Pool 507766, 5.58%, 07/25/2031 (b)	1,008,997	1,005,089
Pool 507841, 5.58%, 08/25/2031 (b)	734,905	732,060
Pool 508045, 5.58%, 04/25/2032 (b)	2,611,115	2,601,069
Pool 507417, 5.60%, 09/25/2030 (b)	2,121,066	2,114,546
Pool 507529, 5.60%, 11/25/2030 (b)	926,748	923,907
		10,823,950

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $503,359,945)	494,750,087

MUNICIPAL BONDS - 32.48%
Alabama - 0.26%
Alabama Incentive
7.75%, 10/01/2019	1,800,000	1,919,502

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	$750,000	$717,112

Arkansas - 0.11%
Arkansas Development Finance Authority
6.50%, 07/01/2021	815,000	823,215

California - 1.37%
California Statewide Communities Development
Authority
5.30%, 04/01/2016	2,370,000	2,359,074

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,606,773

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	709,303

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	496,250

Redding Redevelopment Agency
6.00%, 09/01/2010	450,000	454,536

Sacramento County Housing Authority
7.65%, 09/01/2015	800,000	834,064

San Diego Redevelopment Agency
3.50%, 09/01/2007	185,000	184,210

San Francisco City & County Redevelopment
Financing Authority
5.62%, 08/01/2016	1,000,000	1,002,860

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	374,598
4.38%, 08/01/2013	405,000	381,453
4.50%, 08/01/2014	425,000	399,152
4.50%, 08/01/2015	445,000	415,207

Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,046,008
		10,263,488

Colorado - 0.38%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	1,373,438	1,327,441
5.35%, 11/01/2036 (b)	1,000,000	1,000,000
5.35%, 10/01/2052 (b)	250,000	250,000
7.13%, 10/01/2012	255,000	259,412
		2,836,853

Connecticut - 0.44%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	107,351
3.49%, 11/15/2007	345,000	342,512

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
3.77%, 11/15/2009	$100,000	$96,866
3.96%, 11/15/2010	100,000	95,587
4.16%, 11/15/2011	50,000	48,016
4.46%, 11/15/2009	475,000	466,165
4.54%, 11/15/2010	475,000	463,320
4.61%, 11/15/2011	510,000	494,838
4.71%, 11/15/2013	540,000	521,926
5.83%, 11/15/2016	645,000	658,326
		3,294,907

Florida - 3.38%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	4,690,000	4,555,444

Charlotte County Florida Housing Finance
6.11%, 07/01/2037 (b)	7,000,000	6,990,970

Florida Housing Finance Corp.
5.29%, 01/01/2045 (b)	5,200,000	5,200,000
6.85%, 04/01/2021	355,000	367,585
7.00%, 09/01/2009	575,000	581,181
7.30%, 10/01/2010	475,000	489,122
7.88%, 07/01/2015	480,000	497,462

Miami Beach
4.36%, 12/01/2007	1,710,000	1,703,057
4.67%, 12/01/2011	2,550,000	2,474,673

Miami Dade County Housing Finance Authority
3.80%, 09/01/2012	5,000	4,859
4.00%, 06/01/2016	1,325,000	1,252,019
6.60%, 08/01/2016	400,000	408,376
7.15%, 01/01/2019	265,000	278,218

Palm Beach County Housing Finance Authority
Housing Revenue
4.50%, 12/01/2015	460,000	453,068
		25,256,034

Georgia - 0.13%
Fulton County Housing Authority
6.30%, 10/15/2014	490,000	491,666

Georgia State Housing & Finance Authority
4.88%, 12/01/2024	500,000	507,135
		998,801

Idaho - 0.13%
Idaho Housing & Finance Association
5.35%, 07/01/2038 (b)	1,000,000	1,000,000

Illinois - 1.31%
Illinois Housing Development Authority
3.84%, 05/01/2027 (b)	500,000	500,000
4.55%, 12/01/2009	1,770,000	1,767,398
4.98%, 02/01/2009	150,000	148,934
5.08%, 01/01/2013	460,000	450,386
5.11%, 07/01/2013	465,000	454,556

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
5.16%, 01/01/2015	$515,000	$501,764
5.16%, 07/01/2015	535,000	520,534
5.31%, 08/01/2036	1,995,000	1,981,055
5.50%, 12/01/2014	2,000,000	1,988,000
6.21%, 06/01/2026	1,320,000	1,343,905
7.82%, 06/01/2022	160,000	161,173
		9,817,705

Indiana - 1.74%
City of Elkhart
6.60%, 05/20/2014	465,000	481,638

Indiana Housing & Community Development
Authority
5.51%, 01/01/2039	4,985,000	4,949,906
5.69%, 07/01/2037	2,000,000	1,995,180
5.90%, 01/01/2037	3,490,000	3,491,291

Indiana Housing Finance Authority
7.34%, 07/01/2030	2,005,000	2,075,736
		12,993,751

Iowa - 0.08%
Iowa Finance Authority
6.55%, 12/01/2015	595,000	610,994

Kentucky - 1.50%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	651,196
5.17%, 07/01/2013	680,000	670,242
5.18%, 01/01/2014	160,000	157,288
5.33%, 07/01/2014	4,275,000	4,249,863
5.75%, 07/01/2037	5,000,000	4,988,100
5.81%, 07/01/2014	500,000	504,005
		11,220,694

Louisiana - 0.13%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	500,000	487,900
5.60%, 12/01/2029	500,000	479,240
		967,140

Maryland - 2.53%
Maryland Community Development Administration
Department
5.22%, 05/15/2036 (b)	5,500,000	5,500,000
6.07%, 09/01/2037	13,000,000	12,461,410

Montgomery County Housing
5.23%, 01/01/2009	1,000,000	998,470
		18,959,880

Massachusetts - 1.22%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,380

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	$2,600,000	$2,551,224
5.27%, 12/01/2013	1,100,000	1,093,048
5.42%, 06/01/2009	250,000	250,115
5.54%, 12/01/2025	3,545,000	3,368,069
5.55%, 06/01/2025	940,000	902,259
5.84%, 12/01/2036	1,000,000	955,420
		9,145,515

Michigan - 0.13%
Michigan State Housing Authority
5.35%, 12/01/2036 (b)	1,000,000	1,000,000

Minnesota - 0.40%
Minnesota State Housing Finance Agency
4.93%, 07/01/2012	500,000	488,375
5.76%, 01/01/2037	500,000	499,125
5.85%, 07/01/2036	995,000	1,005,786
6.30%, 07/01/2023	1,000,000	1,009,160
		3,002,446

Mississippi - 0.20%
Mississippi Development Bank Special Obligation
5.00%, 06/01/2014	395,000	382,775
5.31%, 03/01/2031 (b)	1,100,000	1,100,000
		1,482,775

Missouri - 0.89%
Missouri Housing Development Commission
4.00%, 09/01/2023	265,000	259,666
4.15%, 09/25/2025	290,489	285,460
5.72%, 09/01/2025	2,300,000	2,296,320
5.74%, 03/01/2037	500,000	501,325
5.82%, 03/01/2037	750,000	751,837
6.00%, 03/01/2025	830,000	831,428

St. Louis Housing Authority
5.04%, 04/01/2009	1,720,000	1,712,535
		6,638,571

Nevada - 0.23%
Nevada Housing Division
5.11%, 04/01/2017	35,000	33,511
5.32%, 04/01/2031 (b)	585,000	585,000
6.24%, 04/01/2013	1,105,000	1,121,056
		1,739,567

New Jersey - 1.32%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,304
7.18%, 08/01/2013	125,000	125,334

New Jersey State Housing & Mortgage Finance
Agency
3.77%, 11/01/2039 (b)	800,000	800,000

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
3.85%, 10/01/2023 (b)	$700,000	$700,000
5.27%, 11/01/2047 (b)	1,100,000	1,100,000
5.30%, 05/01/2028 (b)	1,900,000	1,900,000
5.32%, 11/01/2038 (b)	3,540,000	3,540,000
5.93%, 11/01/2028	1,625,000	1,594,385
		9,875,023

New Mexico - 0.25%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	70,000	68,652
5.68%, 09/01/2013	480,000	485,525
6.15%, 01/01/2038	1,000,000	975,740
7.58%, 09/01/2027	330,000	336,695
		1,866,612

New York - 0.65%
Bethlehem Industrial Development Agency
5.42%, 06/01/2008 (b)	165,000	165,000

New York City Housing Development Corp.
4.25%, 11/01/2009	1,050,000	1,024,432
4.43%, 11/01/2010	1,120,000	1,087,240
4.66%, 11/01/2010	1,950,000	1,928,316

New York State Housing Finance Agency
8.11%, 11/15/2038	170,000	174,976

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	469,610
		4,849,574

Ohio - 0.47%
County of Cuyahoga
4.25%, 06/01/2011	870,000	836,931
5.10%, 06/01/2018	730,000	694,588

Ohio Housing Finance Agency
5.57%, 09/01/2016	970,000	974,530
5.84%, 09/01/2016	980,000	984,312
		3,490,361

Oklahoma - 0.40%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	1,000,000	995,500
5.65%, 09/01/2026	2,000,000	1,968,240
		2,963,740

Oregon - 0.22%
City of Portland
4.10%, 06/01/2008	360,000	355,788
4.30%, 06/01/2011	410,000	393,723
4.30%, 06/01/2012	295,000	280,229
4.35%, 06/01/2013	320,000	301,437
4.45%, 06/01/2014	300,000	281,259
		1,612,436

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Pennsylvania - 2.55%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	$1,585,000	$1,543,489

Commonwealth Financing Authority
4.95%, 06/01/2008	3,000,000	2,990,280
4.97%, 06/01/2016	500,000	489,875
5.00%, 06/01/2009	4,170,000	4,148,191
5.08%, 06/01/2010	50,000	49,659
5.13%, 06/01/2012	985,000	975,189
5.24%, 06/01/2014	500,000	494,245
5.63%, 06/01/2023	1,000,000	997,840

Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	4,500,000	4,498,245
5.84%, 04/01/2037	975,000	983,180

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,916,740
		19,086,933

Rhode Island - 0.07%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	555,479

South Dakota - 0.09%
South Dakota Housing Development Authority
3.76%, 05/01/2032 (b)	650,000	650,000

Texas - 1.37%
Texas Department of Housing & Community
Affairs
5.38%, 09/01/2019 (b)	1,100,000	1,100,000
7.01%, 09/01/2026	6,615,000	6,835,809

Texas Public Finance Authority
3.13%, 06/15/2007	1,475,000	1,474,115
5.37%, 12/15/2009 (b)	825,000	825,000
		10,234,924

Utah - 3.77%
Utah Housing Corp.
3.39%, 07/01/2014	205,000	204,338
4.55%, 07/01/2015	745,000	736,209
4.87%, 07/20/2014	155,000	151,347
4.96%, 07/01/2016	1,295,000	1,267,080
5.11%, 07/01/2017	1,000,000	989,340
5.26%, 07/20/2018	660,000	653,934
5.50%, 07/01/2016	3,000,000	3,004,500
5.88%, 07/01/2034	915,000	871,016
5.92%, 07/01/2034	2,500,000	2,405,400
6.10%, 07/20/2028	4,250,000	4,293,307
6.12%, 01/01/2035	3,000,000	2,978,040
6.21%, 07/20/2018	980,000	1,008,871
6.21%, 07/01/2034	2,000,000	2,019,160
6.21%, 01/01/2035	5,000,000	4,986,600
6.25%, 07/20/2018	700,000	711,627

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
West Jordan Redevelopment Agency
4.92%, 06/01/2009	$565,000	$560,678
5.00%, 06/01/2010	835,000	826,341
5.38%, 06/01/2018	530,000	510,215
		28,178,003

Virginia - 4.44%
Virginia Housing Development Authority
4.40%, 09/01/2012	1,320,000	1,256,891
4.82%, 03/01/2016	1,070,000	1,012,851
4.84%, 12/01/2013	1,045,000	1,009,439
4.89%, 12/01/2014	2,485,000	2,392,956
5.00%, 12/25/2032	1,799,687	1,712,516
5.07%, 03/01/2023	3,880,000	3,528,744
5.35%, 12/01/2019	2,145,000	2,071,126
5.50%, 12/01/2020	500,000	484,730
5.50%, 06/25/2034	9,740,547	9,509,209
5.50%, 03/25/2036	4,891,614	4,775,438
6.00%, 05/01/2013	1,000,000	1,012,510
6.02%, 01/01/2028	500,000	501,355
6.50%, 06/25/2032	1,261,622	1,281,137
6.75%, 03/01/2010	500,000	514,865
7.13%, 11/01/2014	2,060,000	2,120,193
		33,183,960

Washington - 0.22%
State of Washington
4.40%, 07/01/2009	1,000,000	983,860

Washington State Housing Finance Commission
5.35%, 12/01/2040 (b)	675,000	675,000
		1,658,860
TOTAL MUNICIPAL BONDS (Cost $246,230,700)		242,894,855

	Shares	Value
MISCELLANEOUS INVESTMENTS - 1.18%
Community Reinvestment Revenue Note-A1, 5.68%,
06/01/2031 (c)	606,186	$605,942
Community Reinvestment Revenue Note-A3, 5.90%,
06/01/2031 (c)	385,000	384,996
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(c)	8,013,462	7,826,824

TOTAL MISCELLANEOUS INVESTMENTS
(Cost $9,140,848)		8,817,762

The accompanying notes are an integral part of the financial statements.

19

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.49%
Certificate of Deposit - 0.05%
Delta Southern Credit Union
5.00%, 10/31/2007	$100,000	$100,000

Hope Community Credit Union
5.50%, 09/13/2007	100,000	100,000

Latino Community Credit
5.15%, 05/10/2008	100,000	100,000

Self Help Credit Union
5.27%, 07/04/2007	100,000	100,000
		400,000

	Shares	Value
Money Market Fund - 2.44%
Evergreen Institutional Money Market Fund, 5.20% (d)	18,222,966	$18,222,966

TOTAL SHORT TERM INVESTMENTS
(Cost $18,622,966)		18,622,966

Total Investments (Cost $777,724,459) - 102.36%		765,453,457
Liabilities in Excess of Other Assets, Net - (2.36)%		(17,675,772)
NET ASSETS - 100.00%		$747,777,685

Footnotes

The following information for the Fund is presented on an income tax basis as of May 31, 2007:

Cost of Investments	$777,724,759
Gross Unrealized Appreciation	1,203,071
Gross Unrealized Depreciation	(13,474,373)
Net Unrealized Depreciation	$(12,271,302)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

(a)
Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at May 31, 2007 is $20,051,017, which represents 2.68% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2007.

(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2007, these securities amounted to $8,817,762, which represents 1.18% of total net assets.

(d)	The rate shown represents the security’s 7-day effective yield at the time of purchase.

FGLMC—Federal Home Loan Mortgage Corporation Gold 30-Year Fixed
FHA—Federal Housing Administration
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
TBA—To Be Announced

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Assets and Liabilities as of May 31, 2007

Assets:
Investments, at market (identified cost - $777,724,459)	$765,453,457
Cash	19,538
Receivables:
Interest	5,969,203
Capital shares sold	9,136
Prepaid expenses	17,842
Total Assets	$771,469,176

Liabilities:
Payables:
Investment securities purchased	$21,207,242
Distributions payable	1,674,132
Advisory fees due to Advisor	255,741
Accrued expenses	239,229
Distribution 12b-1 fees	158,464
Shareholder servicing fees	63,385
Capital shares payable	52,223
Administration fees	38,360
Trustee fees	2,715
Total Liabilities	$23,691,491

Net Assets:	$747,777,685
Net Assets consist of:
Paid-In Capital	$765,144,350
Undistributed net investment income	123,556
Undistributed realized loss on investments	(5,219,219)
Net unrealized depreciation on investments	(12,271,002)
Net Assets	$747,777,685
Net Assets — CRA Shares (Unlimited shares of beneficial
interest with no par value authorized; 71,637,197 shares	$740,568,507
outstanding)
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 623,550 shares outstanding)	$6,441,757
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 74,312 shares outstanding)	$767,421
Net Asset Value and offering price per share — CRA Shares	$10.34
Net Asset Value and offering price per share — Institutional Shares	$10.33
Net Asset Value and offering price per share — Retail Shares	$10.33

The accompanying notes are an integral part of the financial statements.

21

Statement of Operations for the fiscal year ended May 31, 2007

Investment Income:
Interest	$37,930,807
Dividends	141,312
Total investment income	$38,072,119

Expenses:
Investment advisory fees	3,355,018
Distribution fees — CRA Shares	1,768,148
Distribution fees — Retail Shares	54
Special administrative services fees — CRA Shares	184,431
Shareholder servicing fees — Retail Shares	22
Accounting and administration fees	421,134
Professional fees	321,464
Trustee fees	138,395
Insurance expense	116,075
Custodian fees	81,308
Officers’ compensation fees	64,164
Transfer agent fees	60,467
Consulting fees	52,617
Printing expense	44,311
Registration and filing expenses	29,788
Interest expense	4,607
Other	115,822
Total net expenses	$6,757,825
Net investment income	$31,314,294

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(2,783,872)
Net change in unrealized appreciation on investments	10,400,508
Net realized and unrealized gain on investments	7,616,636
Net increase in net assets resulting from operations	$38,930,930

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Changes in Net Assets

	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2007	May 31, 2006
Operations:
Net investment income	$31,314,294	$26,065,234
Net realized loss on investments	(2,783,872)	(2,000,953)
Net change in unrealized appreciation/
(depreciation) on investments	10,400,508	(31,082,180)
Net increase/(decrease) in net assets
resulting from operations	38,930,930	(7,017,899)
Distributions to shareholders from:
Net investment income
CRA Shares	(31,291,128)	(26,075,234)
Institutional Shares	(50,710)	—
Retail Shares	(2,943)	—
Total distributions	(31,344,781)	(26,075,234)
Capital share transactions:
CRA Shares
Shares sold	94,343,684	97,810,066
Shares reinvested	12,127,997	10,317,076
Shares redeemed	(22,252,621)	(46,342,032)
	84,219,060	61,785,110
Institutional Shares(a)
Shares sold	6,471,191	—
Shares reinvested	50,710	—
	6,521,901	—
Retail Shares(a)
Shares sold	770,100	—
Shares reinvested	2,943	—
	773,043	—
Increase in net assets from capital
share transactions	91,514,004	61,785,110
Increase in net assets	99,100,153	28,691,977

Net Assets:
Beginning of year	648,677,532	619,985,555
End of year	$747,777,685	$648,677,532
Undistributed net investment income	$123,556	$—

(a) Class commenced operations on March 2, 2007.

The accompanying notes are an integral part of the financial statements.

23

Statement of Changes in Net Assets (continued)

Share Transactions:

	For the	For the
	Fiscal Year	Fiscal Year
	Ended	Ended
	May 31, 2007	May 31, 2006

Share Transactions
CRA Shares
Shares sold	9,052,093	9,338,898
Shares reinvested	1,164,992	984,106
Shares redeemed	(2,127,144)	(4,422,347)
Increase in shares	8,089,941	5,900,657
CRA Shares outstanding at beginning of year	63,547,256	57,646,599
CRA Shares outstanding at end of year	71,637,197	63,547,256
Institutional Shares(a)
Shares sold	618,672	—
Shares reinvested	4,878	—
Increase in shares	623,550	—
Institutional Shares outstanding at
beginning of year	—	—
Institutional Shares outstanding at end of year	623,550	—
Retail Shares(a)
Shares sold	74,027	—
Shares reinvested	285	—
Increase in shares	74,312	—
Retail Shares outstanding at beginning of year	—	—
Retail Shares outstanding at end of year	74,312	—

(a) Class commenced operations on March 2, 2007.

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each year or period)

	CRA
	Shares					Institutional		Retail
	For the	For the	For the	For the	For the	Shares(b)		Shares(b)
	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal	For the		For the
	Year	Year	Year	Year	Year	Period		Period
	Ended	Ended	Ended	Ended	Ended	Ended		Ended
	5/31/07	5/31/06	5/31/05	5/31/04	5/31/03	5/31/07		5/31/07

Net Asset Value, Beginning of period	$10.21	$10.75	$10.49	$11.14	$10.39	$10.51		$10.51
Investment Operations:
Net investment income(a)	0.46	0.43	0.39	0.39	0.48	0.12		0.12
Net realized and unrealized
gain/(loss) on investments(a)	0.13	(0.54)	0.26	(0.56)	0.75	(0.18)		(0.18)
Total from investment operations	0.59	(0.11)	0.65	(0.17)	1.23	(0.06)		(0.06)
Distributions from:
Net investment income	(0.46)	(0.43)	(0.39)	(0.39)	(0.48)	(0.12)		(0.12)
Realized capital gains	-	-	-	(0.09)	-	-		-
Total distributions	(0.46)	(0.43)	(0.39)	(0.48)	(0.48)	(0.12)		(0.12)
Net Asset Value, End of Period	$10.34	$10.21	$10.75	$10.49	$11.14	$10.33		$10.33
Total Return(C)	5.83%	(1.07)%	6.25	(1.61)%	12.11	(0.54)%		(0.61)%
Ratios/Supplemental Data
Net assets, end of period (in 000's)	$740,569	$648,678	$619,986	$466,759	$308,092	$6,442		$767
Ratio of expenses to average net assets:
Before advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.02%	0.63	%(d)	1.00	%(d)
After advisory fee waiver	0.95%	0.95%	0.96%	0.99%	1.00%	0.63	%(d)	1.00	%(d)
Ratio of net investment income to
average net assets:
Before advisory fee waiver	4.42%	4.09%	3.66%	3.65%	4.48%	4.77	%(d)	4.51	%(d)
After advisory fee waiver	4.42%	4.09%	3.66%	3.65%	4.50%	4.77	%(d)	4.51	%(d)
Portfolio turnover rate	39.10%	48.89%	50.46%	54.04%	70.60%	39.10%		39.10%

(a) Based on the average daily number of shares outstanding during the period.
(b) Class commenced operations on March 2, 2007.
(c) Returns are for the period indicated and have not been annualized.
(d) Annualized.

The accompanying notes are an integral part of the financial statements.

25

Notes to Financial Statements May 31, 2007

Note 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) (the “Advisor”) is the Fund’s investment advisor. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Such valuation methodologies are approved on a quarterly basis by the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Advisor has determined that all investments held by the Fund are liquid.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund’s custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller’s simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed- upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund’s investment. At May 31, 2007, the Fund had no repurchase agreements outstanding.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.  Distribution expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

27

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2007 were as follows:

	Shares	Amount
CRA Shares
Shares sold	9,052,093	$94,343,684
Shares reinvested	1,164,992	12,127,997
Shares redeemed	(2,127,144)	(22,252,621)
Net increase	8,089,941	$84,219,060
Institutional Shares (a)
Shares sold	618,672	$6,471,191
Shares reinvested	4,878	50,710
Net increase	623,550	$6,521,901
Retail Shares (a)
Shares sold	74,027	$770,100
Shares reinvested	285	2,943
Net increase	74,312	$773,043

(a) Class commenced operations on March 2, 2007.

Transactions in shares of the Fund for the fiscal year ended May 31, 2006 were as follows:

	Shares	Amount
CRA Shares
Shares sold	9,338,898	$97,810,066
Shares reinvested	984,106	10,317,076
Shares redeemed	(4,422,347)	(46,342,032)
Net increase	5,900,657	$61,785,110

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 3 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2007, were as follows:

Purchases:
U.S. Government	—
Other	$276,359,565
Sales:
U.S. Government	—
Other	$306,568,319

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At May 31, 2007, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Appreciation	$1,203,071
Depreciation	(13,474,373)
Net depreciation on investments	$(12,271,302)

Note 4 - ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets. Prior to March 2, 2007, the Advisor was entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2007, the Advisor was entitled to receive advisory fees of $3,355,018.

The Advisor also provides certain CRA-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.10% of the average daily net asset value of the CRA Shares held by such financial institutions. For the period March 2, 2007 through May 31, 2007, the Advisor was entitled to receive fees of $184,431 pursuant to the Special Administrative Services Agreement.

The Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares, respectively. The distribution plan for CRA Shares provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The distribution plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2007, the Fund incurred distribution expenses of $1,768,148 and $54 with respect to CRA Shares and Retail Shares, respectively.

29

The Fund has adopted a services plan with respect to its Retail Shares. Pursuant to the services plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund is limiting payments under the services plan to 0.10% in the aggregate for personal liaison and administrative support services through May 31, 2008. For the period ended May 31, 2007, the Fund incurred expenses under the services plan of $22.

For the year ended May 31, 2007, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses) exceed 1.00% of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares. For the fiscal year ended May 31, 2007, the Advisor was not required to reimburse any Fund expenses.

The President and Treasurer of the Fund are affiliated with the Advisor.

Note 5 - DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of May 31, 2007, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage and asset backed securities and an adjustment related to the prior year, were reclassified to/from the following accounts: UndistriUndistributedbuted

Increase Undistributed Net Investment Income	Increase Undistributed Accumulated Net Realized Gain	Decrease Paid-in Capital
$154,043	$128,832	$(282,875)

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

This reclassification had no effect on net assets or net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2007	May 31, 2006
Distributions paid from:
Ordinary income	$31,344,781	$26,075,234
Total distributions	$31,344,781	$26,075,234

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2007, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$1,797,687
Capital loss carryforwards	(3,867,314)
Post-October losses	(1,351,604)
Other temporary differences	(1,674,132)
Unrealized depreciation, net	(12,271,302)
Accumulated losses, net	$(17,366,665)

For tax purposes, for the year ended May 31, 2007, the Fund distributed $31,147,033, on a cash basis, of ordinary income. The Fund had tax basis capital losses of $1,462,428, $2,000,953 and $403,933 available to offset future net capital gains through May 31, 2015, 2014 and 2013, respectively.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2008; should the Fund realize net capital losses in fiscal 2008 the losses will be carried forward and available for future years.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through May 31, 2007 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward for a maximum of eight years and applied against future capital gains.

31

Note 6 - NEW ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the “more-likely-than-not” threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of May 31, 2007, the Fund does not believe the adoption of FIN 48 will impact the Fund’s financial statements.

FASB Statement 157

On September 15, 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of May 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the Fund’s financial statements; however, additional disclosures may be required relating to the inputs used to develop fair value measurements and the effect of certain of the measurements on changes in net assets for the period.

Note 7 - PROXY POLICIES & N-Q FILINGS

Proxy Policies (Unaudited)

A description of the policies and procedures that The Community Reinvestment Act Qualified Investment Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Form N-Qs are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2007, and the related statement of operations for the year then ended, and statements of changes in net assets for each year in the two-year period then ended and the financial highlights for each year in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers; where replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2007, the results of its operations for the year then ended, changes in net assets for each year in the two-year period then ended and financial highlights for each year in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP

New York, New
York July 19, 2007

33

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code, the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2007:

Ordinary Income Distributions Income	Total Distributions	Qualified Interest Income(1)	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income (3)	Qualified Short Term Capital Gain(4)
100.00%	100.00%	94.51%	0.00%	0.00%	0.00%

(1)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of “Ordinary Income Distributions” that is exempt from U.S. withholding tax when paid to foreign investors.

(2)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(3)
The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(4)
The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

				Number of
				Portfolios
			Principal	in Fund	Other
	Position(s)	Served in	Occupation(s)	Complex	Directorships
Name, Address and Age[1]	Held with The Trust	Position Since[2]	During Past 5 Years	Overseen by Trustee [3]	Held by Trustee [4]

INDEPENDENT TRUSTEES

John E. Taylor	Chairman of	6/1/99	President and Chief	1	None
Age 57	the Board		Executive Officer,
	and Trustee		National Community
			Reinvestment Coalition,
			January 1992 to present.

Burton Emmer	Trustee	6/1/99	Assistant to Chief	1	None
Age 70			Executive Officer, CHS
			Electronics, Inc.,
			October 1998 to
			December 2000; Partner,
			Grant Thornton LLP
			(certified public
			accountants), August
			1979 to August 1998.

Heinz Riehl	Trustee	6/1/99	President, Riehl World	1	None
Age 71			Training & Consulting,
			Inc. (bank consulting),
			1996 to present; Faculty
			Member, New York
			University, 1982 to
			present.

Irvin M. Henderson	Trustee	6/26/00	President and Chief	1	None
Age 51			Executive Officer,
			Henderson & Company
			(consulting firm), 1993 to
			present.

Robert O. Lehrman	Trustee	9/29/00	Self-employed attorney	1	None
Age 72			and business consultant
			from January 1997
			to present. Director,
			Community Capital Bank,
			New York, NY; formerly,
			President and Chief
			Executive Officer,
			Community Bankers
			Associates, New York.

35

OFFICERS

David K. Downes	President	1/29/04	Chief Executive Officer,	N/A
c/o Community Capital			Community Capital
Management, Inc.			Management, Inc.
1830 Main Street			(formerly known as
Suite 204			CRAFund Advisors, Inc.)
Weston, FL 33326			since January 2004;
Age 67			President and Chief
Executive Officer of
Delaware Family of Funds
and Chief Operating
Officer of Delaware
Investments from 1997
to August 2003.

Joseph H. Hastings,	Treasurer and	5/1/06	Chief Compliance Officer	N/A	N/A
CPA	Chief	and 1/1/07	of Community Capital
c/o Community Capital	Compliance		Management, Inc.
Management, Inc.	Officer		(formerly known as CRA
1830 Main Street			Fund Advisors, Inc.)
Suite 204			since January 2007;
Weston, FL 33326			Chief Financial Officer of
Age 57			Community Capital
Management, Inc.
(formerly known as CRA
Fund Advisors, Inc.),
since May 2006; Chief
Financial Officer of the
Optimum Funds Trust
from July 2003 to
December 2005; Chief
Financial Officer of the
Delaware Family Funds
from August 2003 to
March 2005; Senior Vice
President of Delaware
Investments from 1997
to 2005

Michael P. Malloy	Secretary	6/1/99	Partner, Drinker Biddle	N/A	N/A
Drinker Biddle & Reath			& Reath LLP (law firm)
LLP			since 1993.
One Logan Square
18th and Cherry Sts.
Philadelphia, PA
19103
Age 47

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 1830 Main Street, Suite 204, Weston, Florida 33326.

2
Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.

4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 27, 2007, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Inde- pendent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor for an additional one-year period. In connection with such approvals, counsel to the Trust reviewed his firm’s memorandum to the Board about the legal principles applicable to the Board’s consideration of the approval of the Advisory Agreement, including without limitation, the Board’s responsibilities under Federal and state law. The Advisor reviewed, and answered Trustees’ questions about, the written materials that the Advisor had provided relating to contract renewal, including a letter from the Advisor dated March 30, 2007 responding to specific contract renewal questions. Among other things, those materials covered: (i) the nature, extent and quality of the Advisor’s services provided to the Trust; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Trust; (vi) the Trust’s performance, advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability analysis; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust. The Advisor also responded to the Trustees’ questions concerning the separate accounts managed by the Advisor, the fees charged by the Advisor in connection with the management of those accounts, the personnel at the Advisor responsible for the management of such accounts, and the Advisor’s allocation of trades between the Trust and such accounts.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them relating to contract renewal. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor had the capabilities, resources and personnel necessary to manage the Trust; (ii) based on the services that the Advisor would provide to the Trust under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Trust and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses and resulting profitability in providing advisory services to the Trust were reasonable; and (v) economies of scale were currently not relevant to the Trust given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including a majority of the Independent Trustees, concluded that it was in the best interests of the Trust to continue the Advisory Agreement with the Advisor for an additional one-year period.

1830 Main Street n Suite 204 n Weston, FL 33326
954-217-7999 n Fax: 954-385-9299 n Toll Free: 877-272-1977 n www.ccmfixedincome.com

Item 2.  Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4. Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $82,500 and $55,000 for the fiscal years ended May 31, 2007 and 2006, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $5,330 and $4,414 for the fiscal years ended May 31, 2007 and 2006, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $6,820 and $6,320 for the fiscal years ended May 31, 2007 and 2006, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2007 and 2006, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2007 and May 31, 2006 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12. Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 6, 2007

By (Signature and Title)*	/s/ Joseph H, Hastings
Joseph H. Hastings, Treasurer/Principal Financial Officer

Date: August 6, 2007

* Print the name and title of each signing officer under his or her signature.